UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/25/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total: $236,267 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                               Title         CUSIP      Value     Shares  Invsmnt  Discret  Other   Voting Authority
                                           Of Class                  (x1000)             Sole     Shared  Mgrs   Sole  Shared  None

ACE LTD                                       ORD        G0070K103    3,213     53,046                          53,046
Garmin Ltd.                                   ORD        G37260109      268      2,248                           2,248
Millicom Intl Cellular S A                  SHS NEW      L6388F110    1,761     20,990                          20,990
Aberdeen Global Income Fund                   COM        003013109      505     39,415                          39,415
Adobe Systems                                 COM        00724F101    2,260     51,770                          51,770
Allergan Inc                                  COM        018490102    4,241     65,778                          65,778
AMBAC Financial Group Inc                     COM        023139108    2,001     31,805                          31,805
American Intl Group Inc                       COM        026874107      279      4,124                           4,124
Apple Inc                                     COM        037833100    3,299     21,496                          21,496
BP PLC                                   SPONSORED ADR   055622104      247      3,560                           3,560
Baidu Com Inc                            SPON ADR REP A  056752108    3,738     12,905                          12,905
Bank of America Corp                          COM        060505104      356      7,088                           7,088
Barclays Bk PLC                         DJ AIG CMDTY 36  06738C778      815     15,158                          15,158
Barrick Gold Corp                             COM        067901108    3,667     91,031                          91,031
Berkshire Hathaway In. CL B                   CL B       084670207      885        224                             224
Blackrock Long-Term Muni ADV                  COM        09250B103      181     14,630                          14,630
Bldrs Index Fds Tr                      DEV MK 100 ADR   09348R201    3,450    105,223                         105,223
Bldrs Index Fds Tr                      EMER MK 50 ADR   09348R300    3,109     58,878                          58,878
Bright Horizons Family Solutions              COM        109195107    1,285     29,993                          29,993
CME Group Inc.                                COM        12572Q105    2,732      4,651                           4,651
CTC Media Inc.                                COM        12642X106    1,672     76,125                          76,125
Cameco Corp                                   COM        13321L108    2,245     48,560                          48,560
Central Europe & Russia Fund                  COM        153436100    1,080     19,278                          19,278
Cerner Corporation New                        COM        156782104    2,627     43,930                          43,930
Chevron Corp                                  COM        166764100      259      2,771                           2,771
China Mobile Limited                     SPONSORED ADR   16941M109    2,599     31,677                          31,677
Cisco Systems Inc                             COM        17275R102    4,001    120,762                         120,762
Coach Inc                                     COM        189754104    2,032     42,987                          42,987
ConocoPhillips                                COM        20825C104    2,062     23,488                          23,488
Corrections Corp of America New             COM NEW      22025Y407    2,176     83,140                          83,140
Covance Inc                                   COM        222816100    2,766     35,505                          35,505
Ctrip Com Intl Ltd                            ADR        22943F100    2,248     43,390                          43,390
Dolby Laboratories Inc                        COM        25659T107    2,474     71,059                          71,059
E House China Holdings Ltd                    ADR        26852W103    1,909     83,365                          83,365
Eaton Vance MA Muni Income                 SH BEN INT    27826E104      216     15,660                          15,660
Eaton Vance Muni Income Trust              SH BEN INT    27826U108      374     25,680                          25,680
Eaton Vance Insured Muni Bd Fd II             COM        27827K109      296     20,373                          20,373
Eaton Vance Insured Muni Bd Fd                COM        27827X101      465     30,350                          30,350
Embraer-Empresa Brasileira               SP ADR COM SHS  29081M102    6,463    147,157                         147,157
Encana Corp                                   COM        292505104    4,682     75,704                          75,704
Expeditors Intl Wash Inc                      COM        302130109    3,102     65,591                          65,591
Exxon Mobil Corp                              COM        30231G102    6,108     65,988                          65,988
FLIR Systems Inc                              COM        302445101    3,149     56,849                          56,849
First Solar Inc.                              COM        336433107    2,179     18,505                          18,505
Flowserve Corp                                COM        34354P105    2,245     29,465                          29,465
Fuel Tech Inc                                 COM        359523107    1,969     89,118                          89,118
Gabelli Dividend & Income Tr                  COM        36242H104      379     17,642                          17,642
General Electric Co                           COM        369604103      986     23,805                          23,805
Genzyme Corp                                  COM        372917104    2,085     33,644                          33,644
Gilead Sciences Inc                           COM        375558103    3,073     75,184                          75,184
Google Inc                                    CL A       38259P508    7,452     13,136                          13,136
Grant Prideco Inc                             COM        38821G101    1,510     27,695                          27,695
GreenHill & Co Inc                            COM        395259104    2,086     34,176                          34,176
HDFC Bank Ltd                            ADR REPS 3 SHS  40415F101    2,649     24,728                          24,728
Harris Corp                                   COM        413875105    4,097     70,900                          70,900
ITT Corp New                                  COM        450911102    4,248     62,537                          62,537
Illinois Tool Works Inc.                      COM        452308109      486      8,150                           8,150
Imperial Oil LTD                            COM NEW      453038408    2,559     51,637                          51,637
Industrial Enterprises of America Inc       COM NEW      456132208      340     79,600                          79,600
IShares Inc                                MSCI JAPAN    464286848      154     10,762                          10,762
IShares Tr                               US TIPS BD FD   464287176    2,495     24,456                          24,456
IShares Tr                               LEHMAN AGG BND  464287226      307      3,074                           3,074
IShares Tr                               MSCI EMERG MKT  464287234   10,288     68,838                          68,838
IShares Tr                               IBOXX INV CPBD  464287242      343      3,250                           3,250
IShares Tr                               MSCI EAFE IDX   464287465    5,510     66,711                          66,711
IShares Tr                              S&P GLB100 INDX  464287572      359      4,315                           4,315
Ishares Trust                            S&P NATL MUN B  464288414      388      3,850                           3,850
IShares Tr                               MBS FIXED BDFD  464288588      530      5,280                           5,280
IShares Tr                               LEHMAN 1-3 YR   464288646      250      2,475                           2,475
Ishares Silver Trust                        ISHARES      46428Q109    2,581     18,905                          18,905
Itron Inc                                     COM        465741106    3,245     34,866                          34,866
Jacobs Engineering Group Inc                  COM        469814107    3,539     46,821                          46,821
Manulife Financial Corp                       COM        56501R106      479     11,600                          11,600
Market Vectors ETF Tr                    GOLD MINER ETF  57060U100    7,194    158,628                         158,628
McGraw Hill Cos Inc                           COM        580645109    1,178     23,138                          23,138
Merck & Co Inc                                COM        589331107      320      6,190                           6,190
Metal Mgmt Inc                              COM NEW      591097209    1,628     30,035                          30,035
Mindray Medical Intl Ltd                    SPON ADR     602675100    2,062     48,000                          48,000
Moody's Corp                                  COM        615369105      902     17,890                          17,890
NII Holdings Inc                            CL B NEW     62913F201    3,026     36,836                          36,836
Navteq Corp                                   COM        63936L100    2,388     30,622                          30,622
Neuberger Berman Intermediate Muni            COM        64124P101      369     28,060                          28,060
New Oriental Ed & Tech Grp I                SPON ADR     647581107    3,059     45,955                          45,955
Nokia Corp                               SPONSORED ADR   654902204    4,771    125,790                         125,790
Nuance Communications Inc                     COM        67020Y100    2,897    150,034                         150,034
Nuveen Div Advantage Muni Fund                COM        67066V101      348     24,368                          24,368
Nuveen Global Gov't Enhanced Inc              COM        67073C104      669     38,110                          38,110
PepsiCo Inc                                   COM        713448108    2,161     29,504                          29,504
Powershares ETF Trust                    DYNAMIC MKT PT  73935X104      221      4,263                           4,263
Powershares DB G10 Currency Harvest Fun  COM UT BEN INT  73935Y102      216      7,585                           7,585
Powershares DB Agriculture Fund          DB AGRICULT FD  73936B408    3,094    104,887                         104,887
Procter & Gamble Co                           COM        742718109      756     10,748                          10,748
Respironics Inc                               COM        761230101    1,249     26,006                          26,006
Ryanair Holdings PLC                     SPONSORED ADR   783513104    1,971     47,478                          47,478
Rydex ETF Trust                          S&P 500 EQ TRD  78355W106      575     11,495                          11,495
SPDR Series Trust DJ Wilshire REIT ETF   DJWS REIT ETF   78464A607      426      5,240                           5,240
Sasol Ltd                                SPONSORED ADR   803866300    1,827     42,508                          42,508
Schering Plough Corp                          COM        806605101      222      7,025                           7,025
Stericycle Inc                                COM        858912108    1,442     25,234                          25,234
StreetTracks Gold Trust                     GOLD SHS     863307104    4,477     60,900                          60,900
StreetTracks Index Shs Fds               SPDR INTL REAL  863308839      655     10,198                          10,198
Tata Motors Ltd                          SPONSORED ADR   876568502    2,794    145,960                         145,960
Templeton Global Income Fund                  COM        880198106    1,022    105,469                         105,469
Teva Pharmaceutical                           ADR        881624209    1,824     41,025                          41,025
Texas Instruments Inc                         COM        882508104    2,849     77,850                          77,850
Vanguard Bond Index Fund                 LONG TERM BOND  921937793    1,006     13,455                          13,455
Vanguard Tax Managed Fd                  EUROPE PAC ETF  921943858      233      4,650                           4,650
Vanguard Index Funds                     EXTEND MKT ETF  922908652      498      4,483                           4,483
Verifone Holdings Inc                         COM        92342Y109    5,042    113,740                         113,740
Vertex Pharmaceuticals Inc.                   COM        92532F100    1,227     31,940                          31,940
Walgreen Co                                   COM        931422109      477     10,103                          10,103
WisdomTree Trust                         INTL SMCAP DIV  97717W760    2,018     28,872                          28,872
WisdomTree Trust                         INTL DV TOP100  97717W786    1,973     27,036                          27,036
WisdomTree Trust                         INTL LRGCAP DV  97717W794      571      8,128                           8,128
Zoltek Cos Inc                                COM        98975W104    2,525     57,863                          57,863

                                                                    236,267  4,655,828                       4,655,828